INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 379,752,380	[1]	$ 372,215,382
Liabilities	338,756,746	[1]	327,631,107
Profits (loss)	6,948,339		6,110,396	$ 5,702,378
Cash and cash equivalents	29,916,400	[1]	32,844,099
Interest expense	12,061,226		13,687,660	15,430,183
Income tax revenue	(2,810,966)		(2,379,852)	$ (1,820,293)
Accumulated other comprehensive income before tax of investments in associates and joint ventures	(10,432)		(6,118)
Total for all joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	2,346,559		2,830,280
Liabilities	1,792,658		2,322,251
Income from ordinary activities	1,186,933		1,505,074
Profits (loss)	45,872		155,514
Cash and cash equivalents	175,888		317,389
Interest and valuation income	444,415		704,535
Credit impairment charges	129,630		510,496
Interest expense	174,042		305,343
Depreciation and amortization	28,302		29,329
Income tax revenue	$ 46,491		$ 53,566

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.